CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Continuing operations	$ (2,197)	$ 1,691
Discontinued operations	22	(43)
Adjustments for:
Depreciation of property, plant and equipment	31	2
Amortization of intangible assets	377	319
Amortization of right-of-use assets	404	300
Allowance for/(reversal of) credit losses on accounts receivable	(45)	162
Share-based compensation expenses	39	805
Fair value changes on financial asset at fair value through profits or loss	26	(911)
Share of losses from an equity investee	20	24
Realized fair value changes on digital assets	97
Realized fair value changes on amount due to related parties denominated in digital assets		(98)
Fair value changes on derivative contract		(1,250)
Unrealized fair value changes on digital assets	98
Unrealized fair value changes on amount due to related parties denominated in digital assets	1,065	1,498
Write off of other payables	(173)
Interest expense	24	61
Interest income	(200)	(99)
Net income received or settled in digital assets	(2,401)	(2,086)
Operating cash flows before working capital changes	(3,009)	375
Changes in working capital:
Trade and other receivables	4,341	276
Trade and other payables	(2,074)	(4,588)
Contract liabilities	(343)	878
Restricted cash	(55)
Crypto assets	8,956	3,209
Balances with related parties	(6,777)	(4,256)
Cash (used in)/generated from operating activities	1,039	(4,106)
Income tax refunded		9
Net cash (used in)/generated from operating activities	1,039	(4,097)
Cash flows from investing activities
Net cash acquired from business combination		18,249
Purchase of property, plant and equipment	(227)
Purchase of intangible assets	(151)	(92)
Purchase of financial assets at fair value through profits or loss	(100)	(1,086)
Disposal of financial assets at fair value through profits or loss	2,935
Disposal of crypto assets held	2,401	2,086
Interest received	200	99
Advance to related parties		(1,337)
Net cash generated from investing activities	5,058	17,919
Cash flows from financing activities
Repayment of bank borrowings		(1,969)
Proceeds from bank borrowings		2,672
Proceeds from/(repayment to) related parties, net	(33)	2,471
Payment for principal and interest of lease liabilities	(512)	(383)
Repurchase of ordinary shares	(4,877)
Net cash generated from/(used in) financing activities	(5,422)	2,791
Net increase in cash and cash equivalents	$ 675	$ 16,613